Major customers and suppliers	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 15 – Major customers and suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the years ended December 31, 2016 and 2015, two major customers accounted for approximately 27% and 29% of the Company’s total sales, respectively.

As of December 31, 2016 and 2015, three customers accounted for approximately 33% and two customers accounted for approximately 30% of the Company’s accounts receivable balance, respectively.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the years ended December 31, 2016 and 2015, four major suppliers accounted for approximately 88% and three major suppliers accounted for approximately 61% of the Company’s total purchases, respectively.